Basis of Presentation and General Information, Asset Acquisitions (Details) - USD ($) $ in Thousands					6 Months Ended
	Apr. 11, 2025	Nov. 25, 2024	Jul. 12, 2024	Jun. 14, 2024	Jun. 30, 2025	Dec. 31, 2024
Excess of Consideration over Carrying Value of Acquired Assets [Abstract]
Consideration					$ 47,000
Less: Carrying value of net assets of companies acquired					(21,391)
Excess consideration over acquired assets					(25,609)
Due to related party					13,654	$ 0
Newbuilding Yacht [Member]
Asset Acquisitions [Abstract]
New Yacht consideration settled on the Closing Date	$ 9,346
Period after receipt of net cash proceeds	5 days
Percentage of net cash proceeds	100.00%
Evangelos J. Pistiolis [Member]
Excess of Consideration over Carrying Value of Acquired Assets [Abstract]
Settlement of related party payables					33,346
Due to related party					$ 13,654
Evangelos J. Pistiolis [Member] | M/Y Para Bellvm [Member]
Asset Acquisitions [Abstract]
Percentage ownership				100.00%
Term of No-Shop Clause					1 month
Consideration paid for No-Shop LOI				$ 1,000
Consideration			$ 20,000
Evangelos J. Pistiolis [Member] | Newbuilding Yacht [Member]
Asset Acquisitions [Abstract]
Percentage ownership		100.00%
Consideration paid for No-Shop LOI		$ 4,000
Consideration	$ 27,000
Payment of remaining balance	$ 5,346
Roman Explorer Inc. [Member] | Newbuilding Yacht [Member]
Asset Acquisitions [Abstract]
Percentage ownership	100.00%